DEBT - Schedule of payments on outstanding debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Oct. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt	$ 55,732		$ 90,782
Year ending December 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt	58,312
Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	51,795
Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	6,517
Year ending December 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt	22,960
Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	20,303
Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	2,657
Year ending December 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt	42,282
Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	40,303
Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,979
Year ending December 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt	347
Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	323
Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	24
Year ending December 31, 2025
Disclosure of detailed information about borrowings [line items]
Debt	259
Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	255
Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	4
Lease liabilities | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	297
Lease liabilities | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	81
Lease liabilities | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	303
Lease liabilities | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	62
Lease liabilities | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	303
Lease liabilities | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	43
Lease liabilities | Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	323
Lease liabilities | Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	24
Lease liabilities | Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	255
Lease liabilities | Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	4
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Debt	49,735		$ 47,002	$ 44,612
7% Convertible Debentures | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	51,498
7% Convertible Debentures | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt		$ 50,000
Macquarie Credit Facility | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	2,831
Macquarie Credit Facility | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	20,000
Macquarie Credit Facility | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	2,595
Macquarie Credit Facility | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	40,000
Macquarie Credit Facility | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,936
Macquarie Credit Facility | Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	$ 0